Valuation and qualifying accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	€ 658	€ 348	€ 74
Charges to Earnings	227	330	656
Deductions	(467)	(20)	(382)
Balance at End of Period	€ 418	€ 658	€ 348